Insurance Contracts	12 Months Ended
Dec. 31, 2024
Insurance Contracts [Abstract]
Insurance Contracts

10. Insurance Contracts
10.A Summary and Methods and Assumptions
10.A.i Summary
We sell a variety of insurance contracts that include all forms of life, health and critical illness insurance sold to individuals and groups, annuities, and segregated fund products with guarantees. We hold reinsurance contracts that transfer mortality and other risks following internal guidelines.

Insurance contracts with direct participation features are products where investments are managed on behalf of policyholders, and investment returns less a variable fee are passed through to policyholders with the insurance benefits they receive. Insurance contracts with direct participation features are measured using the VFA, and include segregated funds, unit-linked contracts, variable universal life contracts, and most participating insurance contracts. Reinsurance contracts (both issued and held) cannot be measured using the VFA.

Insurance contracts without direct participation features are eligible to use the PAA if the coverage period is one year or less, or if the result of applying the PAA is not expected to be materially different result than applying the GMA in each reporting period over the life of the contract. Insurance contracts eligible to use the PAA include most group life and health contracts and the associated reinsurance contracts held.

Other insurance contracts are measured using the GMA. This includes most individual life and health insurance contracts and annuities and the associated reinsurance contracts held.

The Consolidated Statements of Financial Position present insurance contracts issued and reinsurance contracts held as both assets and liabilities, depending on whether the portfolio is in an asset or liability position. The disclosures in this Note are for the net insurance contract asset or liability, and net reinsurance contract held asset or liability. In addition, certain disclosures in this Note exclude assets and liabilities for contracts measured using the PAA, as indicated.
10.A.ii Methods and Assumptions
General
A group of insurance contracts is measured as the total of FCF, which is the present value of future cash flows plus the risk adjustment for non-financial risk, and, for groups measured using the GMA or VFA, the CSM. In measuring the present value of future cash flows, assumptions must be made about mortality and morbidity rates, policyholder behaviour, expenses and other factors over the life of our products, and the prevailing market view of the cost of financial risk in our products. Many of these assumptions relate to events that are anticipated to occur many years in the future. Assumptions require significant judgment and regular review and, where appropriate, revision.

The RA is the compensation we require for the uncertainty related to non-financial risk in the estimates of future cash flows. This compensation is measured by discounting cash flows from applying margins to the non-financial assumptions used in the estimate of future cash flows.

The CSM represents the unearned profit that will be recognized as insurance contract services are provided.

The methods and assumptions used in the measurement of insurance contracts are reviewed regularly and are subject to external actuarial peer review.
Present Value of Future Cash Flows
Assumptions for non-financial risk variables in the present value of future cash flows are intended to be current, neutral estimates of the expected outcome as guided by both IFRS and accepted actuarial practice in Canada. The choice of assumptions takes into account current circumstances, past experience data from our own experience or from the industry, the relationship of past to expected future experience, anti-selection, the relationship among assumptions (including those for financial risk variables), and other relevant factors.

Assumptions for financial risk variables in the present value of future cash flows are based on current observable market prices, adjusted to account for differences between the financial risk embedded in our products and those in the corresponding observed market instrument. Where no relevant market instrument is available, we use the best information available as guided by both IFRS and accepted actuarial practice in Canada.
Mortality
Mortality refers to the rates at which death occurs for defined groups of people. Mortality assumptions are generally based on the past five to ten years of experience. Our experience is combined with industry experience or experience from reinsurers where our own experience is insufficient to be statistically valid. Assumed mortality rates for life insurance and annuity contracts include assumptions about future mortality improvement based on recent trends in population mortality and our outlook for future trends.
Morbidity
Morbidity refers to the rate of being unhealthy or disabled and the rates of recovery therefrom. Most of our disability insurance is marketed on a group basis. We offer critical illness policies on an individual basis in Canada and Asia, long-term care on an individual basis in Canada, and medical stop-loss insurance is offered on a group basis in the U.S. In Canada, group morbidity assumptions are based on our five-year average experience, modified to reflect any emerging trend in recovery rates. For Canadian long-term care and critical illness insurance in Canada and Asia, assumptions are developed in collaboration with our reinsurers and are largely based on their experience. In the U.S., our experience is used for both medical stop-loss and disability assumptions, with some consideration of industry or reinsurer experience.
Policyholder Behaviour
Lapse or surrender
Policyholders may allow their policies to lapse prior to the end of the contractual coverage period by choosing not to continue to pay premiums or by surrendering their policy for the cash surrender value. Assumptions for lapse or surrender experience on life insurance are generally based on our five-year average experience. Lapse or surrender rates vary by plan, age at issue, method of premium payment, policy duration and financial risk variables.
Premium payment patterns
For universal life contracts, it is necessary to set assumptions about premium payment patterns. Studies prepared by industry or the actuarial profession are used for products where our experience is insufficient to be statistically valid. Premium payment patterns usually vary by plan, age at issue, method of premium payment, policy duration and financial risk variables.
Expense
Future expenses directly attributable to the fulfillment of our insurance contracts include the costs of premium collection, claims adjudication and processing, actuarial calculations, preparation and mailing of policy statements, and related overhead. Future expense assumptions are mainly based on our recent experience using an internal expense allocation methodology. Inflationary increases assumed in future expenses are based on long-term expectations.

Acquisition expenses directly attributable to portfolios of insurance contracts include the costs of selling, underwriting and issuing insurance contracts. For new insurance contracts measured using the GMA or VFA, actual or estimated directly attributable acquisition expenses are recognized in the initial measurement of the contract. If estimates are used, the difference between estimated and actual acquisition expenses adjusts the CSM when the group of insurance contracts is closed to new contracts.
Current Discount Rates
Current discount rates are used to discount estimates of future cash flows in determining the present value of future cash flows. Current discount rates reflect the time value of money, the characteristics of the cash flows, and the liquidity characteristics of the insurance contracts.
Current discount rates for cash flows that do not vary based on returns on underlying items
Cash flows that do not vary at all based on the returns on any underlying items are discounted at rates that reflect the timing and currency of cash flows and the liquidity characteristics of the insurance contracts.

The timing of cash flows is reflected by constructing a discount curve, so that each cash flow is discounted consistent with the timing of the cash flow. In constructing the discount curve, a portion is based on market information (the observable period) and beyond that period, the discount rates are estimated (the unobservable period). The observable period, which varies by currency, is the time period where information on risk-free interest rates is deep and liquid. In the unobservable period, risk-free rates are interpolated between the last observable point and an ultimate risk-free rate at year 70. The ultimate risk-free rate is estimated using historical averages as guided by both IFRS and accepted actuarial practice in Canada.

The currency of cash flows is reflected by using different discount curves for different currencies.

Liquidity is reflected by adding a liquidity premium to risk-free discount rates that is consistent with the liquidity characteristics of the insurance contracts. The liquidity premium in the observable period is based on the liquidity premium on assets with similar liquidity characteristics, which is estimated from the spread inherent in current market yields less a deduction for expected and unexpected credit losses. The deduction for expected and unexpected credit losses is estimated using historical rating agency data and current market conditions, and varies by asset type, quality, and duration. The liquidity premium in the unobservable period is interpolated between the last observable liquidity premium and an ultimate liquidity premium (at year 70) specific to liquid or illiquid contracts as guided by both IFRS and accepted actuarial practice in Canada.

The following table provides a weighted average summary of the discount curves used to present value cash flows that do not vary based on the returns on underlying items for all major products by business group:

As at December 31,		2024					2023
		1 year	5 years	10 years	30 years	Ultimate	1 year	5 years	10 years	30 years	Ultimate
Canada	CAD	3.92%	4.02%	4.33%	4.48%	4.95%	5.51%	4.67%	4.59%	4.46%	4.95%
U.S.	USD	5.32%	5.45%	5.57%	5.98%	4.95%	5.84%	5.12%	5.04%	5.05%	4.95%
Asia	USD	5.40%	5.37%	5.99%	5.76%	4.95%	5.89%	5.06%	5.37%	5.48%	4.95%
Current discount rates for cash flows that vary with returns on underlying items
Discount rates for cash flows that vary directly with returns on underlying items reflect that variability. For the portion of cash flows that is a pass through of returns on underlying items to policyholders, the discount rate is such that the present value of cash flows equals the portion of the underlying items that is passed through to policyholders. For cash flows that vary, but not directly, with underlying items (e.g., financial guarantees), scenario testing may be necessary. If so, discount rates used in the scenario projections are scenario-specific and based on the projected risk-free rates in the scenario plus liquidity premiums consistent with the liquidity characteristics of the contracts being measured.
Scenario Testing
Scenario testing may be required when the relationship between cash flows and financial risk variables is non-linear, or where there are complex interdependencies among cash flows. In scenario testing of financial risk variables, future cash flows are projected for each scenario path and discounted at the scenario-specific discount rates, resulting in a present value of future cash flows for each scenario. The provision for the projected cash flows is the average of the scenario-specific values. Assumptions for non-financial risk variables are the best estimate assumptions consistent with the scenario.

Scenarios are consistent with the current market environment. Our Economic Scenario Generator calibration process produces integrated stochastic scenarios of financial risk variables (e.g., risk-free interest rates, bond fund returns, equity returns) with parameters calibrated to replicate observable market prices of financial instruments available in the market. Adjustments are made when the insurance contracts being measured are illiquid but the financial instruments to which the scenarios are calibrated to are liquid.
Risk Adjustment for Non-Financial Risk
The RA for insurance contracts issued is the compensation we require for bearing uncertainty about the amount and timing of the cash flows that arises from non-financial risk. This amount is measured as the present value of the difference between estimated future cash flows with a margin applied to non-financial assumptions and estimated future cash flows without this adjustment. Margins generally range from 5% to 20% depending on the uncertainty in the determination of the assumption. The level of uncertainty, and hence the margin chosen, varies by assumption and by line of business and other factors. Considerations that would generally lead to a choice of margin at the higher end of the range are as follows:
•The statistical credibility of our experience is too low to be the primary source of data for choosing the assumption;
•Future experience is difficult to estimate;
•The cohort of risks lacks homogeneity;
•Operational risks adversely impact the ability to estimate the assumption; or
•Past experience may not be representative of future experience and the experience may deteriorate.

Margins are generally stable over time and are revised only to reflect changes in the level of uncertainty in the assumptions. Our margins tend to be at mid-range.

The RA for reinsurance contracts held represents the amount of risk transferred to the reinsurer. This is measured as the difference between the RA on the underlying insurance contracts without reinsurance and what the RA on the underlying insurance contracts would be with reinsurance. The RA for reinsurance contracts held increases the asset or reduces the liability for reinsurance contracts held.

The RA for insurance contracts corresponds to a confidence level of approximately 85-90% overall.
Contractual Service Margin
The initial and subsequent measurement of CSM is described in Note 1. Additional detail about certain components of the measurement of CSM is provided below.
Interest accretion
For insurance contracts measured using the GMA, locked-in discount rates are used to accrete interest on the CSM. The locked-in discount rate for a group of insurance contracts is the weighted average of the current discount rates at initial recognition of the contracts in the group. For insurance contracts measured using the VFA, there is no accretion of interest. Rather, the CSM is adjusted by the change in our share of the fair value of underlying items.
Changes in FCF relating to future service
For insurance contracts measured using the GMA, locked-in discount rates are used to measure changes in FCF relating to future service. Changes in FCF relating to future service reflect changes in non-financial assumptions but not changes in assumptions related to financial risk.

For insurance contracts measured using the VFA, current discount rates are used to measure the change in FCF relating to future service. Changes in FCF relating to future service reflect both changes in non-financial assumptions and changes in assumptions related to financial risk.

Changes in FCF relating to future service include (LRC only):
•All changes related to investment component payments (including current period payments);
•Changes arising from changes in assumptions used to derive the present value of future cash flows — limited to non-financial assumptions for insurance contracts measured using the GMA;
•Changes in future cash flows arising from claims in the current period; and
•For insurance contracts measured using the GMA, changes related to discretionary cash flows on some universal life and adjustable products. Discretionary cash flows are cash flows outside the guaranteed payments to the policyholder, and are described as a spread on earned rates (in the case of some universal life contracts) and in the policy on criteria for changes to adjustable policies for adjustable policies.
CSM amortization
The amount of CSM recognized as insurance revenue in each period to reflect the insurance contract services provided for a group of contracts in the period is determined by:
•Identifying the total coverage units in the group (for services in current and future periods) — based on the quantity of insurance contract services;
•Allocating the CSM at the end of the period equally to each coverage unit in the current period and expected to be provided in the future (i.e., coverage units "unitize" the services provided); then
•Recognizing in insurance revenue the amount allocated to coverage units provided in the period.

Total coverage units for services expected to be provided in future periods is the present value of projected coverage units. The present value is measured using locked-in discount rates for groups measured using the GMA and current discount rates for groups measured using the VFA.

The coverage unit for a group is based on the nature of the insurance contract services provided. Insurance contract services comprise services for providing insurance coverage and, for some contracts, investment-return or investment-related services. It does not include services related to performing functions such as claims adjudication. Where more than one type of service is provided to insurance contracts in a group, the coverage unit reflects the primary service provided.

For insurance contracts measured using the VFA, coverage units are based on the policyholder's account value or the policyholders' share of the fair value of underlying items. For insurance contracts measured using the GMA, coverage units are based on the expected claim amount (excluding any investment component) for life and health insurance contracts, and the payment due in a period for annuity contracts.

For reinsurance contracts held, CSM amortization reflects the services received in the period.
10.B Changes in Insurance Contracts
10.B.i Changes in Insurance Contracts Issued and Reinsurance Contracts Held Net Asset or Liability
The following tables show the changes in the net assets or liabilities for insurance contracts issued and reinsurance contracts held, excluding insurance contract liabilities for account of segregated fund holders. Changes in the liabilities for insurance contract liabilities for account of segregated fund holders are provided in Note 21. Total insurance contract liabilities, including Insurance contract liabilities for account of segregated fund holders, are $167,366 as at December 31, 2024 (December 31, 2023 — $154,710).
Insurance Contracts Issued By Measurement Component
The following table shows the changes in net liabilities for insurance contracts issued by measurement component:

For the years ended and as at December 31,		2024			2023
Estimates of PV of future cash flows		Risk adjustment	CSM	Total	Estimates of PV of future cash flows	Risk adjustment	CSM	Total
Insurance contracts, beginning of year:
Insurance contract liabilities — non-PAA	$99,420	$7,388	$11,597	$118,405	$96,623	$6,847	$10,901	$114,371
Insurance contract liabilities — PAA	16,436	828	—	17,264	16,087	836	—	16,923
Insurance contract assets — non-PAA	(578)	146	248	(184)	(195)	51	69	(75)
Insurance contract assets — PAA	—	—	—	—	—	—	—	—
Net balances, beginning of year	$115,278	$8,362	$11,845	$135,485	$112,515	$7,734	$10,970	$131,219
Changes related to current service:
CSM recognized for services provided	—	—	(1,117)	(1,117)	—	—	(923)	(923)
Risk adjustment recognized for non-financial risk expired	—	(596)	—	(596)	—	(545)	—	(545)
Income taxes specifically chargeable to the policyholder	(26)	—	—	(26)	(5)	—	—	(5)
Experience adjustments	176	—	—	176	169	—	—	169
Total changes related to current service	150	(596)	(1,117)	(1,563)	164	(545)	(923)	(1,304)
Changes related to future service:
Changes in estimates that adjust CSM(1)	(508)	34	474	—	(1,206)	292	914	—
Changes in estimates that do not adjust CSM (losses on onerous groups and reversals of such losses)	81	72	—	153	33	9	—	42
Contracts initially recognized in the year	(1,859)	530	1,448	119	(1,702)	513	1,259	70
Total changes related to future service	(2,286)	636	1,922	272	(2,875)	814	2,173	112
Changes related to past service — Adjustments to FCF for incurred claims	8	(2)	—	6	(39)	(12)	—	(51)
Insurance service result	(2,128)	38	805	(1,285)	(2,750)	257	1,250	(1,243)
Insurance finance (income) expenses from insurance contracts issued	4,149	290	(97)	4,342	8,131	525	(8)	8,648
Total changes recognized in income	2,021	328	708	3,057	5,381	782	1,242	7,405
Foreign currency translation	3,524	235	475	4,234	(898)	(54)	(106)	(1,058)
Total changes recognized in income and OCI	5,545	563	1,183	7,291	4,483	728	1,136	6,347
Cash flows:
Premiums received	16,055	—	—	16,055	14,798	—	—	14,798
Amounts paid to policyholders and other insurance service expenses paid	(13,138)	—	—	(13,138)	(11,809)	—	—	(11,809)
Insurance acquisition cash flows	(1,257)	—	—	(1,257)	(2,034)	—	—	(2,034)
Fees received from segregated funds	419	—	—	419	422	—	—	422
Other	1,096	—	—	1,096	393	—	—	393
Total cash flows	3,175	—	—	3,175	1,770	—	—	1,770
Dispositions (Note 3)	—	—	—	—	(3,885)	(92)	(261)	(4,238)
Contracts modified(1)	—	—	—	—	46	—	—	46
Changes in PAA balance	925	38	—	963	349	(8)	—	341
Net balances, end of year	$124,923	$8,963	$13,028	$146,914	$115,278	$8,362	$11,845	$135,485
Insurance contracts, end of year:
Insurance contract liabilities — non-PAA(2)	$108,232	$7,948	$12,733	$128,913	$99,420	$7,388	$11,597	$118,405
Insurance contract liabilities — PAA	17,490	866	—	18,356	16,436	828	—	17,264
Insurance contract assets — non-PAA	(670)	149	295	(226)	(578)	146	248	(184)
Insurance contract assets — PAA	(129)	—	—	(129)	—	—	—	—
Net balances, end of year	$124,923	$8,963	$13,028	$146,914	$115,278	$8,362	$11,845	$135,485

(1)    Reflective of a contract modification in 2023, resulting in the recognition of CSM related to a health contract in Asia Hong Kong.
(2)    Includes liabilities of $(325) as at December 31, 2024 (December 31, 2023 — $(105)) for segregated fund insurance contracts that are not backed by the related Investments for account of segregated fund holders.
Insurance Contracts Issued By Remaining Coverage and Incurred Claims
The following table shows the changes in net liabilities for remaining coverage and incurred claims for insurance contracts issued:

	Liability for remaining coverage		Liability for incurred claims
				Contracts using PAA
For the year ended and as at December 31, 2024	Excluding loss component	Loss component	Contracts not using PAA	Estimates of PV of future cash flows	Risk Adjustment	Total
Insurance contract liabilities, beginning of year	$117,440	$358	$1,195	$15,848	$828	$135,669
Insurance contract assets, beginning of year	2,516	—	(2,700)	—	—	(184)
Net balances, beginning of year	$119,956	$358	$(1,505)	$15,848	$828	$135,485
Insurance revenue	(22,637)	—	—	—	—	(22,637)
Insurance service expenses:
Incurred claims and other expenses	—	(57)	5,075	14,897	248	20,163
Amortization of insurance acquisition cash flows	341	—	—	—	—	341
Changes related to future service (losses on onerous groups and reversals of such losses)	—	266	—	—	—	266
Changes related to past service (changes in FCF related to liability for incurred claims)	—	—	59	(2,208)	(248)	(2,397)
Total insurance service expenses	341	209	5,134	12,689	—	18,373
Insurance service result	(22,296)	209	5,134	12,689	—	(4,264)
Insurance finance (income) expenses	4,262	17	70	755	35	5,139
Total changes recognized in income	(18,034)	226	5,204	13,444	35	875
Foreign currency translation	4,262	5	(115)	490	3	4,645
Total changes recognized in income and OCI	(13,772)	231	5,089	13,934	38	5,520
Cash flows:
Premiums received	34,027	—	—	—	—	34,027
Amounts paid to policyholders and other insurance service expenses paid	—	—	(13,138)	(15,305)	—	(28,443)
Insurance acquisition cash flows	(1,259)	—	—	—	—	(1,259)
Fees received from segregated funds	419	—	—	—	—	419
Other	1,413	—	(299)	51	—	1,165
Total cash flows	34,600	—	(13,437)	(15,254)	—	5,909
Investment component excluded from insurance revenue and insurance service expense	(10,924)	—	8,349	2,575	—	—
Net balances, end of year	$129,860	$589	$(1,504)	$17,103	$866	$146,914
Insurance contract liabilities, end of year	$127,878	$579	$1,077	$16,869	$866	$147,269
Insurance contract assets, end of year	1,982	10	(2,581)	234	—	(355)
Net balances, end of year	$129,860	$589	$(1,504)	$17,103	$866	$146,914

Liability for remaining coverage			Liability for incurred claims
				Contracts using PAA
For the year ended and as at December 31, 2023	Excluding loss component	Loss component	Contracts not using PAA	Estimates of PV of future cash flows	Risk Adjustment	Total
Insurance contract liabilities, beginning of year	$113,237	$185	$1,803	$15,233	$836	$131,294
Insurance contract assets, beginning of year	(118)	19	24	—	—	(75)
Net balances, beginning of year	$113,119	$204	$1,827	$15,233	$836	$131,219
Insurance revenue	(21,356)	—	—	—	—	(21,356)
Insurance service expenses:
Incurred claims and other expenses	—	23	4,919	11,806	105	16,853
Amortization of insurance acquisition cash flows	202	—	—	—	—	202
Changes related to future service (losses on onerous groups and reversals of such losses)	—	126	—	—	—	126
Changes related to past service (changes in FCF related to liability for incurred claims)	—	—	(51)	309	(163)	95
Total insurance service expenses	202	149	4,868	12,115	(58)	17,276
Insurance service result	(21,154)	149	4,868	12,115	(58)	(4,080)
Insurance finance (income) expenses	8,652	7	(31)	994	53	9,675
Total changes recognized in income	(12,502)	156	4,837	13,109	(5)	5,595
Foreign currency translation	(1,071)	(2)	43	(161)	(3)	(1,194)
Total changes recognized in income and OCI	(13,573)	154	4,880	12,948	(8)	4,401
Cash flows:
Premiums received	31,876	—	—	—	—	31,876
Amounts paid to policyholders and other insurance service expenses paid	—	—	(11,878)	(14,078)	—	(25,956)
Insurance acquisition cash flows	(2,061)	—	—	—	—	(2,061)
Fees received from segregated funds	422	—	—	—	—	422
Other	794	—	(428)	27	—	393
Total cash flows	31,031	—	(12,306)	(14,051)	—	4,674
Investment component excluded from insurance revenue and insurance service expense	(9,443)	—	7,164	2,279	—	—
Dispositions (Note 3)	(1,178)	—	(3,070)	(561)	—	(4,809)
Net balances, end of year	$119,956	$358	$(1,505)	$15,848	$828	$135,485
Insurance contract liabilities, end of year	$117,440	$358	$1,195	$15,848	$828	$135,669
Insurance contract assets, end of year	2,516	—	(2,700)	—	—	(184)
Net balances, end of year	$119,956	$358	$(1,505)	$15,848	$828	$135,485
Reinsurance Contracts Held By Measurement Component
The following table shows the changes in net assets for reinsurance contracts held by measurement component:

For the years ended and as at December 31,		2024			2023
Estimates of PV of future cash flows		Risk adjustment	CSM	Total	Estimates of PV of future cash flows	Risk adjustment	CSM	Total
Reinsurance contract held, beginning of year:
Reinsurance contract held assets — non-PAA	$3,848	$1,431	$174	$5,453	$4,061	$1,450	$163	$5,674
Reinsurance contract held assets — PAA	324	17	—	341	440	1	—	441
Reinsurance contract held liabilities — non-PAA	(2,355)	847	(115)	(1,623)	(2,275)	771	(58)	(1,562)
Reinsurance contract held liabilities — PAA	—	—	—	—	(49)	8	—	(41)
Net balances, beginning of year	$1,817	$2,295	$59	$4,171	$2,177	$2,230	$105	$4,512
Changes related to current service:
CSM recognized for services received	—	—	18	18	—	—	(4)	(4)
Risk adjustment recognized for non-financial risk expired	—	(174)	—	(174)	—	(148)	—	(148)
Experience adjustments	151	—	—	151	137	—	—	137
Total changes related to current service	151	(174)	18	(5)	137	(148)	(4)	(15)
Changes related to future service:
Changes in estimates that adjust CSM	490	(130)	(360)	—	68	(52)	(16)	—
Loss recoveries at initial recognition of onerous underlying contracts	—	—	44	44	—	—	35	35
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	113	1	(47)	67	(6)	23	(4)	13
Contracts initially recognized in the year	(56)	120	(64)	—	(45)	102	(57)	—
Total changes related to future service	547	(9)	(427)	111	17	73	(42)	48
Changes related to past service — Adjustments to FCF for incurred claims	7	4	—	11	(38)	(9)	—	(47)
Reinsurance contract held net income (expense)	705	(179)	(409)	117	116	(84)	(46)	(14)
Insurance finance income (expenses) from reinsurance contracts held	(139)	192	(1)	52	(120)	164	1	45
Total changes recognized in income	566	13	(410)	169	(4)	80	(45)	31
Foreign currency translation	286	51	13	350	(81)	(14)	(2)	(97)
Total changes recognized in income and OCI	852	64	(397)	519	(85)	66	(47)	(66)
Cash flows:
Premiums paid	1,407	—	—	1,407	1,525	—	—	1,525
Amounts recovered from reinsurers	(1,508)	—	—	(1,508)	(1,434)	—	—	(1,434)
Other	(164)	—	—	(164)	(279)	—	—	(279)
Total cash flows	(265)	—	—	(265)	(188)	—	—	(188)
Dispositions (Note 3)	—	—	—	—	(25)	(9)	1	(33)
Contracts modified	—	—	—	—	5	—	—	5
Changes in PAA balance	68	—	—	68	(67)	8	—	(59)
Net balances, end of year	$2,472	$2,359	$(338)	$4,493	$1,817	$2,295	$59	$4,171
Reinsurance contract held, end of year:
Reinsurance contract held assets — non-PAA	$4,292	$1,487	$130	$5,909	$3,848	$1,431	$174	$5,453
Reinsurance contract held assets — PAA	392	17	—	409	324	17	—	341
Reinsurance contract held liabilities — non-PAA	(2,212)	855	(468)	(1,825)	(2,355)	847	(115)	(1,623)
Reinsurance contract held liabilities — PAA	—	—	—	—	—	—	—	—
Net balances, end of year	$2,472	$2,359	$(338)	$4,493	$1,817	$2,295	$59	$4,171
Reinsurance Contracts Held By Remaining Coverage and Incurred Claims
The following table shows the changes in net assets for remaining coverage and incurred claims for reinsurance contracts held:

Asset for remaining coverage			Asset for incurred claims
				Contracts using PAA
For the year ended and as at December 31, 2024	Excluding loss-recovery component	Loss-recovery component	Contracts not using PAA	Estimates of PV of future cash flows	Risk Adjustment	Total
Reinsurance contract held assets, beginning of year	$5,019	$56	$383	$319	$17	$5,794
Reinsurance contract held liabilities, beginning of year	(1,599)	2	(26)	—	—	(1,623)
Net balances, beginning of year	$3,420	$58	$357	$319	$17	$4,171
Reinsurance contract held net income (expense) excluding changes in risk of non-performance by the reinsurer	(2,064)	92	1,339	717	1	85
Changes in the risk of non-performance by the reinsurer	2	—	(2)	—	—	—
Reinsurance contract held net income (expense)	(2,062)	92	1,337	717	1	85
Insurance finance income (expenses) from reinsurance contracts held	41	5	7	(1)	(1)	51
Total changes recognized in income	(2,021)	97	1,344	716	—	136
Foreign currency translation	310	—	38	20	—	368
Total changes recognized in income and OCI	(1,711)	97	1,382	736	—	504
Cash flows:
Premiums paid	2,179	—	—	—	—	2,179
Amounts recovered from reinsurers	—	—	(1,508)	(705)	—	(2,213)
Other	(322)	—	171	3	—	(148)
Total cash flows	1,857	—	(1,337)	(702)	—	(182)
Investment component excluded from reinsurance contract held net income (expense)	(60)	—	32	28	—	—
Net balances, end of year	$3,506	$155	$434	$381	$17	$4,493
Reinsurance contract held assets, end of year	$5,403	$153	$364	$381	$17	$6,318
Reinsurance contract held liabilities, end of year	(1,897)	2	70	—	—	(1,825)
Net balances, end of year	$3,506	$155	$434	$381	$17	$4,493

Asset for remaining coverage			Asset for incurred claims
				Contracts using PAA
For the year ended and as at December 31, 2023	Excluding loss-recovery component	Loss-recovery component	Contracts not using PAA	Estimates of PV of future cash flows	Risk Adjustment	Total
Reinsurance contract held assets, beginning of year	$4,894	$18	$752	$450	$1	$6,115
Reinsurance contract held liabilities, beginning of year	(1,501)	—	(40)	(70)	8	(1,603)
Net balances, beginning of year	$3,393	$18	$712	$380	$9	$4,512
Reinsurance contract held net income (expense) excluding changes in risk of non-performance by the reinsurer	(1,994)	38	1,300	580	7	(69)
Changes in the risk of non-performance by the reinsurer	24	—	(24)	—	—	—
Reinsurance contract held net income (expense)	(1,970)	38	1,276	580	7	(69)
Insurance finance income (expenses) from reinsurance contracts held	23	2	8	25	1	59
Total changes recognized in income	(1,947)	40	1,284	605	8	(10)
Foreign currency translation	(67)	—	(82)	(22)	—	(171)
Total changes recognized in income and OCI	(2,014)	40	1,202	583	8	(181)
Cash flows:
Premiums paid	2,268	—	—	—	—	2,268
Amounts recovered from reinsurers	—	—	(1,549)	(562)	—	(2,111)
Other	(165)	—	(30)	(2)	—	(197)
Total cash flows	2,103	—	(1,579)	(564)	—	(40)
Investment component excluded from reinsurance contract held net income (expense)	(69)	—	44	25	—	—
Dispositions (Note 3)	7	—	(22)	(105)	—	(120)
Net balances, end of year	$3,420	$58	$357	$319	$17	$4,171
Reinsurance contract held assets, end of year	$5,019	$56	$383	$319	$17	$5,794
Reinsurance contract held liabilities, end of year	(1,599)	2	(26)	—	—	(1,623)
Net balances, end of year	$3,420	$58	$357	$319	$17	$4,171
10.B.ii CSM Movement Analysis
Insurance Contracts Issued
The following table shows the changes in CSM by reportable segment for insurance contracts issued:

For the year ended and as at December 31, 2024	Canada	U.S.	Asia	Corporate	Total
Net balances, beginning of year	$6,062	$1,162	$4,621	$—	$11,845
Changes recognized in income and OCI:
CSM recognized for services provided	(493)	(118)	(506)	—	(1,117)
Changes in estimates that adjust CSM	(1)	(101)	576	—	474
Contracts initially recognized in the year	512	—	936	—	1,448
Insurance finance (income) expenses from insurance contracts issued	(128)	10	21	—	(97)
Foreign currency translation	—	89	386	—	475
Net balances, end of year	$5,952	$1,042	$6,034	$—	$13,028

For the year ended and as at December 31, 2023	Canada	U.S.	Asia	Corporate	Total
Net balances, beginning of year	$5,481	$1,296	$3,811	$382	$10,970
Changes recognized in income and OCI:
CSM recognized for services provided	(432)	(116)	(365)	(10)	(923)
Changes in estimates that adjust CSM	492	(128)	555	(5)	914
Contracts initially recognized in the year	552	—	707	—	1,259
Insurance finance (income) expenses from insurance contracts issued	(31)	20	4	(1)	(8)
Foreign currency translation	—	(29)	(91)	14	(106)
Dispositions	—	119	—	(380)	(261)
Net balances, end of year	$6,062	$1,162	$4,621	$—	$11,845
Reinsurance Contracts Held
The following table shows the changes in CSM by reportable segment for reinsurance contracts held:

For the year ended and as at December 31, 2024	Canada	U.S.	Asia	Corporate	Total
Net balances, beginning of year	$32	$9	$18	$—	$59
Changes recognized in income and OCI:
CSM recognized for services received	26	(5)	(3)	—	18
Changes in estimates that adjust CSM	(529)	151	18	—	(360)
Loss recoveries at initial recognition of onerous underlying contracts	43	—	1	—	44
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(46)	—	(1)	—	(47)
Contracts initially recognized in the year	(82)	—	18	—	(64)
Insurance finance income (expenses) from reinsurance contracts held	(4)	2	1	—	(1)
Foreign currency translation	—	9	4	—	13
Net balances, end of year	$(560)	$166	$56	$—	$(338)

For the year ended and as at December 31, 2023	Canada	U.S.	Asia	Corporate	Total
Net balances, beginning of year	$(20)	$128	$(7)	$4	$105
Changes recognized in income and OCI:
CSM recognized for services received	—	(7)	1	2	(4)
Changes in estimates that adjust CSM	78	(113)	26	(7)	(16)
Loss recoveries at initial recognition of onerous underlying contracts	34	—	1	—	35
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(3)	—	(1)	—	(4)
Contracts initially recognized in the year	(57)	—	—	—	(57)
Insurance finance income (expenses) from reinsurance contracts held	—	1	—	—	1
Foreign currency translation	—	—	(2)	—	(2)
Dispositions	—	—	—	1	1
Net balances, end of year	$32	$9	$18	$—	$59
10.B.iii Analysis of Insurance Revenue
Insurance revenue in the Consolidated Statements of Operations consists of the following:

For the years ended	Canada	U.S	Asia	Corporate	Total
December 31, 2024
For contracts not measured using the PAA:
Amounts relating to changes in liabilities for remaining coverage:
Expected claims and other expenses(1)	$3,084	$1,112	$637	$9	$4,842
Release of risk adjustment(1)	353	61	182	—	596
CSM recognized for services provided	493	118	506	—	1,117
Income taxes specifically chargeable to the policyholder	(6)	—	32	—	26
Amortization of insurance acquisition cash flows	190	—	151	—	341
Total insurance revenue for contracts not measured using the PAA	4,114	1,291	1,508	9	6,922
For contracts measured using the PAA:
Insurance revenue	4,664	11,005	46	—	15,715
Total insurance revenue	$8,778	$12,296	$1,554	$9	$22,637
December 31, 2023
For contracts not measured using the PAA:
Amounts relating to changes in liabilities for remaining coverage:
Expected claims and other expenses(1)	$2,924	$1,092	$655	$68	$4,739
Release of risk adjustment(1)	344	32	162	7	545
CSM recognized for services provided	432	116	365	10	923
Income taxes specifically chargeable to the policyholder	5	—	—	—	5
Amortization of insurance acquisition cash flows	90	—	112	—	202
Total insurance revenue for contracts not measured using the PAA	3,795	1,240	1,294	85	6,414
For contracts measured using the PAA:
Insurance revenue	4,370	10,481	91	—	14,942
Total insurance revenue	$8,165	$11,721	$1,385	$85	$21,356

(1)Expected claims and other expenses excludes investment components and amounts allocated to the loss component. Release of risk adjustment excludes amounts allocated to the loss component and amounts related to changes in the time value of money, which are recognized in Insurance finance income (expenses).
10.B.iv Contracts initially Recognized in the Period
The tables in this section illustrate the effect on the Consolidated Statements of Financial Position of insurance contracts initially recognized during the period, excluding contracts measured using the PAA.
Insurance Contracts Issued

For the year ended December 31, 2024	Canada	U.S.	Asia	Corporate	Total
Contracts initially recognized in the period (excluding acquisitions):
Amounts related to all contracts initially recognized:
Estimates of present value of future cash inflows	$(9,182)	$—	$(8,539)	$—	$(17,721)
Estimates of present value of future cash outflows:
Insurance acquisition cash flows	1,033	—	1,744	—	2,777
Other cash outflows	7,456	—	5,629	—	13,085
Risk adjustment	293	—	237	—	530
CSM	512	—	936	—	1,448
Total contracts initially recognized in the period (excluding acquisitions)	$112	$—	$7	$—	$119
Amounts related to onerous contracts included in total contracts above:
Estimates of present value of future cash inflows	$(1,186)	$—	$(92)	$—	$(1,278)
Estimates of present value of future cash outflows:
Insurance acquisition cash flows	101	—	21	—	122
Other cash outflows	1,076	—	70	—	1,146
Risk adjustment	121	—	8	—	129
Total onerous contracts	$112	$—	$7	$—	$119

For the year ended December 31, 2023	Canada	U.S.	Asia	Corporate	Total
Contracts initially recognized in the period (excluding acquisitions):
Amounts related to all contracts initially recognized:
Estimates of present value of future cash inflows	$(9,564)	$—	$(6,181)	$—	$(15,745)
Estimates of present value of future cash outflows:
Insurance acquisition cash flows	1,009	—	1,277	—	2,286
Other cash outflows	7,804	—	3,953	—	11,757
Risk adjustment	260	—	253	—	513
CSM	552	—	707	—	1,259
Total contracts initially recognized in the period (excluding acquisitions)	$61	$—	$9	$—	$70
Amounts related to onerous contracts included in total contracts above:
Estimates of present value of future cash inflows	$(1,978)	$—	$(129)	$—	$(2,107)
Estimates of present value of future cash outflows:
Insurance acquisition cash flows	77	—	25	—	102
Other cash outflows	1,845	—	108	—	1,953
Risk adjustment	117	—	5	—	122
Total onerous contracts	$61	$—	$9	$—	$70
Reinsurance Contracts Held

For the year ended December 31, 2024	Canada	U.S.	Asia	Corporate	Total
Contracts initially recognized in the period (excluding acquisitions):
Amounts related to all contracts initially recognized:
Estimates of present value of future cash inflows	$275	$—	$289	$—	$564
Estimates of present value of future cash outflows:
Premiums and other expenses	(275)	—	(345)	—	(620)
Risk adjustment	82	—	38	—	120
CSM	(82)	—	18	—	(64)
Total contracts initially recognized in the period (excluding acquisitions)	$—	$—	$—	$—	$—
Amounts related to contracts initially recognized in the period with a loss recovery component included in total contracts above:
Estimates of present value of future cash inflows	$155	$—	$3	$—	$158
Estimates of present value of future cash outflows:
Premiums and other expenses	(145)	—	(3)	—	(148)
Risk adjustment	56	—	—	—	56
CSM	(66)	—	—	—	(66)
Total reinsurance contracts held with a loss recovery component	$—	$—	$—	$—	$—
Loss recoveries at initial recognition of onerous underlying contracts	$43	$—	$1	$—	$44

For the year ended December 31, 2023	Canada	U.S.	Asia	Corporate	Total
Contracts initially recognized in the period (excluding acquisitions):
Amounts related to all contracts initially recognized:
Estimates of present value of future cash inflows	$264	$—	$85	$—	$349
Estimates of present value of future cash outflows:
Premiums and other expenses	(277)	—	(117)	—	(394)
Risk adjustment	70	—	32	—	102
CSM	(57)	—	—	—	(57)
Total contracts initially recognized in the period (excluding acquisitions)	$—	$—	$—	$—	$—
Amounts related to contracts initially recognized in the period with a loss recovery component included in total contracts above:
Estimates of present value of future cash inflows	$148	$—	$1	$—	$149
Estimates of present value of future cash outflows:
Premiums and other expenses	(147)	—	(1)	—	(148)
Risk adjustment	45	—	—	—	45
CSM	(46)	—	—	—	(46)
Total reinsurance contracts held with a loss recovery component	$—	$—	$—	$—	$—
Loss recoveries at initial recognition of onerous underlying contracts	$34	$—	$1	$—	$35
10.B.v Impact of Method and Assumption Changes
Impacts of method and assumption changes on insurance contracts, are as follows:

For the year ended December 31, 2024	Income impact	Deferred in CSM	Description
Mortality / Morbidity	$(79)	$206	Updates to reflect mortality and morbidity experience in all jurisdictions. The largest items were favourable mortality impacts in Group Retirement Services and Individual Wealth in Canada, and the Philippines in Asia. These were partially offset by an unfavourable mortality impact in Individual Insurance in Canada.
Policyholder behaviour	(74)	(152)	Updates to reflect lapse and policyholder behaviour in all jurisdictions. The largest items were an adverse lapse impact in In-force Management in the U.S. and in Vietnam in Asia.
Expense	(36)	(26)	Updates to expenses in all jurisdictions.
Financial	10	62	Updates to various financial related assumptions.
Modelling enhancements and other	265	(60)	Various enhancements and methodology changes. The largest items were the favourable impact of refinements in the International and Hong Kong blocks in Asia, offset by the impact of a new reinsurance treaty in In-force Management in the U.S. that was favourable to net income but unfavourable to CSM.
Total (pre-tax)	$86	$30

For the year ended December 31, 2023	Income impact	Deferred in CSM	Description
Mortality / Morbidity	$(115)	$179	Updates to reflect mortality/morbidity experience in all jurisdictions. The largest items were favourable mortality impacts in the UK Annuities in the U.S and Group Retirement Services in Canada. These were offset partially by adverse mortality in In-force Management in the U.S. Mortality updates impacting CSM favourably are funded at locked-in rates that are lower than current rates resulting in a negative net income impact. Additionally, favourable morbidity impacts in Group Benefits in the U.S. were largely offset by unfavourable morbidity updates in Sun Life Health in Canada.
Policyholder behaviour	(75)	(274)	Updates to reflect lapse and policyholder behaviour in all jurisdictions. The largest items were an adverse lapse impact in Individual Term and Universal Life in Canada, and in International, Hong Kong and Vietnam in Asia.
Expense	10	(171)	Updates to reflect higher costs related to IFRS 17 infrastructure and higher cost in Canada.
Financial	163	202	Updates to various financial related assumptions including the ultimate risk-free rate.
Modelling enhancements and other	107	382	Various enhancements and methodology changes. The largest items were favourable impacts from refinements to the modelling of guarantees for the Individual Par in Canada and International Universal Life in Asia, as well as modelling enhancements in Vietnam in Asia offset partially by a refinement in Group in Canada and to reinsurance and other provisions in Hong Kong in Asia.
Total (pre-tax)	$90	$318
10.C Expectation of When CSM Will Be Recognized in Income
Insurance Contracts Issued
The following tables illustrate the expected timing of CSM amortization into Insurance revenue for insurance contracts issued:

	Canada	U.S.	Asia	Corporate	Total
As at December 31, 2024
Within 1 year	$450	$104	$497	$—	$1,051
1-3 years	805	180	883	—	1,868
3-5 years	692	149	750	—	1,591
5-10 years	1,325	266	1,382	—	2,973
Over 10 years	2,680	343	2,522	—	5,545
Total	$5,952	$1,042	$6,034	$—	$13,028
As at December 31, 2023
Within 1 year	$476	$112	$387	$—	$975
1-3 years	848	194	677	—	1,719
3-5 years	726	162	571	—	1,459
5-10 years	1,378	294	1,075	—	2,747
Over 10 years	2,634	400	1,911	—	4,945
Total	$6,062	$1,162	$4,621	$—	$11,845
Reinsurance Contracts Held
The following tables illustrate the expected timing of CSM amortization into net income (expense) for reinsurance contracts held:

	Canada	U.S.	Asia	Corporate	Total
As at December 31, 2024
Within 1 year	$52	$(15)	$(5)	$—	$32
1-3 years	92	(26)	(9)	—	57
3-5 years	77	(22)	(8)	—	47
5-10 years	138	(42)	(14)	—	82
Over 10 years	201	(61)	(20)	—	120
Total	$560	$(166)	$(56)	$—	$338
As at December 31, 2023
Within 1 year	$(2)	$(3)	$(1)	$—	$(6)
1-3 years	(3)	(4)	(2)	—	(9)
3-5 years	(3)	(3)	(2)	—	(8)
5-10 years	(7)	(2)	(4)	—	(13)
Over 10 years	(17)	3	(9)	—	(23)
Total	$(32)	$(9)	$(18)	$—	$(59)
10.D CSM and Insurance Revenue by Transition Method
Insurance Contracts Issued
The following table shows the reconciliations of the CSM and the amount of insurance revenue recognized separately for insurance contracts issued that existed at the transition date to which the fair value transition approach was applied as described in Note 1. The reconciliation of the CSM for all other contracts is for contracts issued after the transition date that are not measured using the PAA. Insurance revenue for all other contracts includes contracts issued after the transition date as well as all revenue from all contracts measured using the PAA.

For the years ended December 31,	2024		2023
	Fair value at Transition	All other contracts	Fair value at Transition	All other contracts
Contractual Service Margin:
Balances, beginning of year	$9,701	$2,144	$10,205	$765
Changes related to current service:
CSM recognized for services provided	(906)	(211)	(822)	(101)
Changes related to future service:
Changes in estimates that adjust CSM	506	(32)	703	211
Contracts initially recognized in the year	—	1,448	—	1,259
Insurance finance income (expenses) from insurance contracts issued	(147)	50	(39)	31
Foreign currency translation	329	146	(85)	(21)
Dispositions	—	—	(261)	—
Balances, end of year	$9,483	$3,545	$9,701	$2,144
Insurance revenue	$5,765	$16,872	$5,716	$15,640
Reinsurance Contracts Held
The following table shows the reconciliations of the CSM separately for reinsurance contracts held that existed at the transition date to which the fair value transition approach was applied. The reconciliation of the CSM for all other contracts is for contracts issued after the transition date that are not measured using the PAA.

For the years ended December 31,	2024		2023
	Fair value at Transition	All other contracts	Fair value at Transition	All other contracts
Contractual Service Margin:
Balances, beginning of year	$146	$(87)	$175	$(70)
Changes related to current service:
CSM recognized for services received	7	11	(11)	7
Changes related to future service:
Changes in estimates that adjust CSM	(344)	(16)	(22)	6
Loss recoveries at initial recognition of onerous underlying contracts	—	44	—	35
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(39)	(8)	3	(7)
Contracts initially recognized in the year	—	(64)	—	(57)
Insurance finance income (expenses) from reinsurance contracts held	—	(1)	2	(1)
Foreign currency translation	7	6	(2)	—
Dispositions	—	—	1	—
Balances, end of year	$(223)	$(115)	$146	$(87)
10.E Underlying Items for Insurance Contracts Issued with Direct Participation Features
The fair value of the underlying items for insurance contract liabilities for the account of segregated fund holders are included in Note 21.

The composition and fair value of the underlying items for other insurance contracts with direct participation features included in the Consolidated Statements of Financial Position, are as follows:

As at December 31,	2024	2023
Cash, cash equivalents and short-term securities	$5,115	$3,529
Debt securities	26,349	23,668
Equity securities	6,877	4,790
Mortgages and loans	11,518	10,746
Derivative assets	211	250
Other financial invested assets	2,666	2,260
Investment properties	5,714	5,967
Total	$58,450	$51,210
10.F Insurance Service Expenses

For the years ended December 31,	2024	2023
Incurred claims and other expenses(1)	$20,163	$16,853
Amortization of insurance acquisition cash flows	341	202
Insurance acquisition cash flows expensed as incurred	1,258	1,174
Changes related to future service (losses on onerous groups and reversals of such losses)	266	126
Changes related to past service (changes in FCF related to liability for incurred claims)	(2,397)	95
Total insurance service expenses	$19,631	$18,450

(1)Incurred claims and other expenses excludes investment components.
10.G Role of the Appointed Actuary
The Appointed Actuary is appointed by the Board and is responsible for ensuring that the assumptions and methods used in the valuation of policy liabilities are in accordance with accepted actuarial practice in Canada, applicable legislation, and associated regulations or directives.

The Appointed Actuary is required to provide an opinion regarding the appropriateness of the policy liabilities at the statement dates. Examination of supporting data for accuracy and completeness and analysis of the assets supporting the policy liabilities are important elements of the work required to form this opinion.

The Appointed Actuary is required each year to investigate the financial condition of the Company and prepare a report for the Board. The 2024 analysis tested our capital adequacy to December 31, 2028, under various adverse economic and business conditions. The Appointed Actuary reviews the calculation of our Life Insurance Capital Adequacy Test ("LICAT") ratios.